Operating profit - Financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating profit
Gains/(losses) on forward foreign exchange contracts	$ 190	$ (81)	$ 42
Losses on receivables and payables	$ (190)	(143)	(260)
Total		$ (224)	$ (218)